Employee Benefit Plans - Schedule of Net Periodic Benefit Cost (Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 3,786,000	$ 4,504,000	$ 4,679,000
Interest cost	13,092,000	12,784,000	11,637,000
Expected return on plan assets	(35,014,000)	(32,701,000)	(30,771,000)
Prior service cost	0	0	0
Net loss (income)	0	1,283,000	796,000
Net periodic (income) benefit cost	(18,136,000)	(14,130,000)	(13,659,000)
Pension Plan | Acquired RSI Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			0
Interest cost			305
Expected return on plan assets			(487)
Net loss (income)			0
Net periodic (income) benefit cost			(182)
RIM Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	209,000	245,000	277,000
Interest cost	675,000	649,000	632,000
Expected return on plan assets	0	0	0
Prior service cost	0	0	0
Net loss (income)	0	110,000	57,000
Net periodic (income) benefit cost	884,000	1,004,000	966,000
Post-retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	206,000	269,000	215,000
Interest cost	1,148,000	1,118,000	970,000
Expected return on plan assets	0	0	0
Prior service cost	0	0	0
Net loss (income)	0	(22,000)	0
Net periodic (income) benefit cost	1,354,000	1,365,000	1,185,000
Post-retirement Plan | Acquired RSI Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			67
Interest cost			107
Expected return on plan assets			0
Net loss (income)			(61)
Net periodic (income) benefit cost			113
Split-Dollar Life Insurance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	229,000	229,000	277,000
Interest cost	864,000	834,000	818,000
Expected return on plan assets	0	0	0
Prior service cost	50,000	56,000	56,000
Net loss (income)	(89,000)	0	0
Net periodic (income) benefit cost	$ 1,054,000	$ 1,119,000	$ 1,151,000